Fees Summary	Sep. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,385,688,024.87
Previously Paid Amount	0.00
Total Fee Amount	191,363.52
Total Offset Amount	191,363.52
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A